Income Taxes - Non Capital Losses Carried Forward to Reduce Future Period Taxable Income (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 905	$ 997
2035 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	1	1
2036 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	138	483
2037 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	227	172
2038 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	230	95
2039 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	228	199
2040 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	18	18
2041 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	26	29
2042 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 37	$ 0